Capital Stock and Reverse Stock Split - Schedule of Outstanding and Exercisable Warrants (Details) (10-K) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Number of Shares, Warrants Outstanding	330,504,870	1,873,684	67,204
Weighted Average Remaining Contractual life, Warrants Outstanding	3 years 3 months 15 days	4 years 1 month 20 days
Weighted Average Exercise Price, Warrants Outstanding	$ 0.0032	$ 0.49
Number of Shares, Warrants Exercisable	297,355,450	1,873,684
Weighted Average Exercise Price, Warrants Exercisable	$ 0.0032	$ 0.49
Warrant One [Member]
Number of Shares, Warrants Outstanding	50,403,226	311,132
Weighted Average Remaining Contractual life, Warrants Outstanding	3 years 2 months 8 days	3 years 11 months 12 days
Weighted Average Exercise Price, Warrants Outstanding	$ 0.0030	$ 0.49
Number of Shares, Warrants Exercisable	50,403,226	311,132
Weighted Average Exercise Price, Warrants Exercisable	$ 0.0030	$ 0.49
Warrant Two [Member]
Number of Shares, Warrants Outstanding	211,133,511	1,303,293
Weighted Average Remaining Contractual life, Warrants Outstanding	3 years 4 months 6 days	4 years 1 month 6 days
Weighted Average Exercise Price, Warrants Outstanding	$ 0.0030	$ 0.49
Number of Shares, Warrants Exercisable	211,133,511	1,303,293
Weighted Average Exercise Price, Warrants Exercisable	$ 0.0030	$ 0.49
Warrant Three [Member]
Number of Shares, Warrants Outstanding	35,818,713	259,259
Weighted Average Remaining Contractual life, Warrants Outstanding	3 years 9 months 11 days	4 years 6 months 10 days
Weighted Average Exercise Price, Warrants Outstanding	$ 0.0030	$ 0.53
Number of Shares, Warrants Exercisable	35,818,713	259,259
Weighted Average Exercise Price, Warrants Exercisable	$ 0.0030	$ 0.53